LICENSE AGREEMENT AND INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2015
License Agreement And Investment Tables
License agreement and investment
Description	Amount

License Agreement / Commercialization Fees - 2 years dated 3/31/15
Stock issued	$100,000

Total	$100,000
Less: Accumulated Amortization	12,449
Net June 30, 2015	$87,551

Issued 2,666,667 shares of Company common stock	2,666,667
at $0.01 per share.	$0.0375

Share value	$100,000